Fair Value Measurement (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2010 Collbran [Member]	Dec. 31, 2011 Level 3 [Member]	Dec. 31, 2010 Level 3 [Member]	Dec. 31, 2010 Level 3 [Member] Collbran [Member]	Sep. 30, 2010 Level 3 [Member] Collbran [Member]	Mar. 31, 2010 Level 3 [Member] Collbran [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Additional acquired ownership interest			5.00%					5.00%
Fair value of contingent consideration	$ 100.8			$ 2.1	$ 3.1		$ 0	$ 1.0
Transfer into and out of Levels 1 and 2	0	0
Contingent consideration fair value adjustment						$ 1.0